Significant accounting policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019 USD ($)
Bottom of range | Scenario, Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets				$ 348
Lease liabilities				348
Bottom of range | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Bottom of range | Customer relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	6 years
Bottom of range | Software/technology
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Bottom of range | Patents
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Bottom of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20 years
Bottom of range | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Bottom of range | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Top of range | Scenario, Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets				426
Lease liabilities				$ 426
Top of range | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Top of range | Customer relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25 years
Top of range | Software/technology
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Top of range | Patents
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	14 years
Top of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	50 years
Top of range | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25 years
Top of range | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20 years
1 €
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	1.18	1.13	1.11
Closing foreign exchange rate	1.14	1.19
10 MXN
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	0.52	0.53	0.54
Closing foreign exchange rate	0.51	0.51
1 NZ$
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	0.69	0.71	0.70
Closing foreign exchange rate	0.67	0.71
1 CA$
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	0.77	0.77	0.75
Closing foreign exchange rate	0.73	0.80